Inventories	12 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Inventories	Inventories
Inventories recognized in the consolidated statements of financial position are comprised of:

	June 30,	June 30,
	2025	2024
	$	$
Finished goods	4,310	10,740
Components and parts	5,263	5,537
	9,573	16,277
Provision for obsolescence	(1,346)	(1,509)
Net inventory carrying value	8,227	14,768
During the year ended June 30, 2025, inventories in the amount of $31,113 (June 30, 2024 - $33,960) were included in cost of sales.